Property and Equipment - Schedule of Property and Equipment (Details) - USD ($)	12 Months Ended
	Jan. 31, 2017	Jul. 31, 2017	Jan. 31, 2016
Property and equipment, gross	$ 394,381		$ 394,381
Less: accumulated depreciation and amortization	(385,915)		(380,249)
Property and equipment	$ 8,466	$ 6,057	14,132
Minimum [Member]
Property and equipment useful life	3 years
Maximum [Member]
Property and equipment useful life	7 years
Geology Equipment [Member]
Property and equipment, gross	$ 264,734		264,734
Geology Equipment [Member] | Minimum [Member]
Property and equipment useful life	3 years
Geology Equipment [Member] | Maximum [Member]
Property and equipment useful life	7 years
Vehicles And Transportation Equipment [Member]
Property and equipment, gross	$ 44,284		44,284
Property and equipment useful life	5 years
Office Furniture And Equipment [Member]
Property and equipment, gross	$ 85,363		$ 85,363
Office Furniture And Equipment [Member] | Minimum [Member]
Property and equipment useful life	3 years
Office Furniture And Equipment [Member] | Maximum [Member]
Property and equipment useful life	7 years